FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured or disclosed at fair value

			Fair value measurement or disclosure
			at December 31, 2015 using
	Total Fair Value at December 31, 2015	Total Fair Value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale security	46,373	7,158	46,373	—	—
Fair value measurement—Non-Recurring:
Intangible assets, net	—	—			—	(26,136)
Goodwill	—	—				(23,746)
Investment in equity investees	—	—			—	(2,806)
Other long-term investments	—	—				(6,031)

Total assets measured at fair value	46,373	7,158	46,373	—	—	(58,719)

Fair value measurement—Recurring:
Payable for contingent considerations	23,338	3,603	—	—	23,338

Total liabilities measured at fair value	23,338	3,603	—	—	23,338

			Fair value measurement or disclosure
			at December 31, 2014 using
	Total Fair Value at December 31, 2014	Total Fair Value at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale securities	141,031	22,730	62,653	—	78,378
Fair value measurement—Non-Recurring:
Intangible assets, net	—	—			—	(8,304)
Investment in equity investees	—	—			—	(472)

Total assets measured at fair value	141,031	22,730	62,653	—	78,378	(8,776)

Fair value measurement—Recurring:
Payable for contingent considerations	53,592	8,638	—	—	53,592

Total liabilities measured at fair value	53,592	8,638	—	—	53,592

Schedule of significant unobservable inputs used in the fair value measurement

	Valuation techniques	Unobservable inputs	Estimation as of December 31,2014	Estimation as of December 31,2015	Change in unobservable inputs	Change in fair value
Available-for-sale debt security - Trustlook	Guideline company method and business enterprise value allocation method	• Discount for lack of marketability	20%	*	Increase / (decrease)	Decrease / (Increase)
		• Volatility	40.5%	*	Increase / (decrease)	Decrease / (Increase)

Available-for-sale debt security - NDP	Probability expected return method	• Discount for lack of marketability	3.81%	*	Increase / (decrease)	Decrease / (increase)
		• Probability of conversion	70%	*	Increase / (decrease)	Increase / (decrease)

Contingent consideration payable	Discount cash flow method	• Performance target	34%-99%	0%-99%	Increase / (decrease)	Increase / (decrease)
		• Discount rate	10.0%-12.3%	10.0%-12.3%	Increase / (decrease)	Decrease / (increase)

*The available-for-sale debt securities were settled in 2015.

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB

Balance as of December 31, 2013	11,974	5,903
Recognized during the year	32,953	61,548
Realized or unrealized loss	13,749	11,308
Settlement	(4,923)	—
Foreign exchange translation adjustments	(161)	(381)

Balance as of December 31, 2014	53,592	78,378
Recognized during the year	17,202	—
Realized or unrealized loss	(7,010)	(11,094)
Settlement	(42,641)	(67,507)
Foreign exchange translation adjustments	2,195	223

Balance as of December 31, 2015	23,338	—

Balance as of December 31, 2015 in US$	3,603	—